5900 "O" Street
                                                               Lincoln, NE 68510

February 16, 2007
                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:      Ameritas Variable Life Insurance Company and
         Ameritas Variable Life Insurance Company Separate Account VA-2, 1940 Act No. 811-05192
         OVERTURE Medley! Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-47162
         Post-Effective Amendment No. 10 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Ameritas Life Insurance Corp. ("Ameritas") provides administrative and legal services for Ameritas Variable Life Insurance Company ("AVLIC") and its separate accounts. Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is April 30, 2007, immediately prior to the planned merger of AVLIC into Ameritas, the sole owner of AVLIC (the "Merger"). The Merger has been discussed in separate correspondence with the Commission.

The Registrant is requesting selective review of this Post-Effective Amendment pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) This disclosure has been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as it was filed in Post-Effective Amendment No. 9, filed December 20, 2006 (Amendment No. 9").

(b) The primary purposes of this Amendment are to (1) state the proposed effective date on the cover page, prospectus and Statement of Additional Information ("SAI"), and (2) update the prospectus for comments received from the Commission following review of Amendment No. 9.

These revisions are:

     1.   April 30, 2007 is added as the effective date. Page 1; SAI Page 1.

     2. The Expenses section charts are revised to show guaranteed maximum charges before current expenses for each fee, thus reversing these expense columns. Pages 5-6.

     3. "Total of Highest Cost Combination of Features" line is added following the Value+ Option fees. (This amount includes mortality and administrative expenses shown at the end of page 5). Page 6.

     4. General footnotes to the Portfolio Company Operating Expenses table, identified by asterisks, are shown in 8-point font, the same as will be used for other portfolio expense chart footnotes. Page 7.

In addition to the revisions based on Commission comments, we (a) modified the section on Disruptive Trading Procedures to disclose our contractual obligations to provide transaction data to the funds (page 16), (b) updated accumulation unit values for the subaccounts (Appendix A), and (c) made non-substantive typographical and editorial changes throughout the prospectus.

We will update the prospectus for fund/portfolio expense data and the resulting "examples" charts in a subsequent filing under Rule 485(b). Financial statements for the subaccounts of the separate account and for the depositor also will be submitted at that time.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel
Ameritas Life Insurance Corp.


Enclosure